Share-Based Compensation (Details)															1 Months Ended		6 Months Ended			12 Months Ended
	Aug. 16, 2026	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Dec. 31, 2023 CNY (¥) shares	Aug. 16, 2023 $ / shares shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jan. 01, 2022 $ / shares shares	Nov. 01, 2021 shares	Jul. 31, 2024 $ / shares	Jun. 30, 2022 shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Jan. 31, 2022 shares	Jan. 30, 2022 shares	Aug. 31, 2021 shares
Share-based Compensation [Line Items]
Maximum aggregate number of shares														273,155							5,353,523	5,353,523
Ordinary shares																											1,895,000
Recipient employees and directors upon vesting shares																					895,018	895,018
Unassigned shares									214,149												214,149
Share-based compensation (in Yuan Renminbi)																	¥ 285,507	$ 40,061	¥ 137,598		¥ 718,411	$ 101,432	¥ 9,347,347	¥ 19,344
Employee stock options, granted																	12,987	12,987
Exercise price (in Dollars per share) | $ / shares																		$ 0.0002
Exercised option to purchase																					83,333	83,333
Share-based compensation (in Yuan Renminbi) | ¥																					¥ 712,184		¥ 9,329,484
Option [Member]
Share-based Compensation [Line Items]
Unrecognized compensation cost (in Yuan Renminbi) | ¥									¥ 1,032,277								¥ 465,851				¥ 1,032,277
Employee stock options, granted																					861,860	861,860	250,000
Exercise price (in Dollars per share) | ¥ / shares																					¥ 0.001		¥ 0.003
Contractual term									9 years 3 months 18 days								8 years 9 months 29 days	8 years 9 months 29 days			9 years 3 months 18 days	9 years 3 months 18 days	9 years
Share-based compensation (in Yuan Renminbi) | ¥																	¥ 285,272		133,201
Employes and Directors [Member]
Share-based Compensation [Line Items]
Recipient employees and directors upon vesting shares																					4,161,023	4,161,023
Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested											33.30%
Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Maximum aggregate number of shares																5,189,500
Total issued and outstanding shares percentage																10.00%
Contractual term												10 years									10 years	10 years
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested								33.30%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Share-based compensation (in Yuan Renminbi) | ¥																					¥ 6,227		¥ 17,863	¥ 19,344
Unrecognized compensation cost (in Yuan Renminbi) | ¥									¥ 4,264								2,040				¥ 4,264		¥ 15,559
Employee stock options, granted													250,000
Exercise price (in Dollars per share) | $ / shares													$ 0.0004
Contractual term													10 years
Share-based compensation (in Yuan Renminbi) | ¥																	¥ 235		¥ 4,397
Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted												77,869									77,869	77,869
Contractual term																	10 years	10 years			10 years	10 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation [Line Items]
Unrecognized compensation cost (in Yuan Renminbi) | ¥									¥ 4,264												¥ 4,264
Restricted Stock Units (RSUs) [Member] | Vested [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested											33.30%
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										12,987
Exercise price (in Dollars per share) | $ / shares										$ 0.0002
Contractual term										10 years							10 years	10 years
Percentage of vested										33.30%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held in employee trust and transferable																	2,805,269
Shares held in employee trust and transferable to vesting																	852,520
Shares held in employee trust due to forfeiture																	256,647
Subsequent Event [Member]
Share-based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 0.0002
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested							33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Ordinary shares																									5,626,678
Exercised option to purchase																					83,333	83,333
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Vested [Member]
Share-based Compensation [Line Items]
Percentage of vested																					33.30%	33.30%	33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested																							33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested																					33.30%	33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held employee benefit trust																										5,626,678
Nanometa Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held employee benefit trust																										1,628,909
Shares held																	3,997,769
Class A Common Stock [Member]
Share-based Compensation [Line Items]
Ordinary shares									4,684,943												4,684,943
Class A Common Stock [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Employee stock options, granted																	545,789	545,789			545,789	545,789
Class A Common Stock [Member] | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Exercise price (in Dollars per share) | $ / shares																						$ 0.0002
Contractual term																	10 years	10 years			10 years	10 years
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Employee stock options, granted												225,215
Exercise price (in Dollars per share) | $ / shares												$ 0.0002
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted												0.0002
Exercise price (in Dollars per share) | $ / shares																						$ 0.0002
Class A Common Stock [Member] | United States of America, Dollars | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Employee stock options, granted																	0.0002	0.0002
Forecast [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested				33.30%
Forecast [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Percentage of vested		33.30%			33.30%			33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested						33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested					33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested			33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested		33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested	33.30%
Forecast [Member] | Restricted Stock Units (RSUs) [Member] | Vested [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested				33.30%			33.30%
Forecast [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested			33.30%			33.30%
Forecast [Member] | Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Vested [Member]
Share-based Compensation [Line Items]
Percentage of vested																				33.30%
Forecast [Member] | Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested																				33.30%